Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summarized information by segments

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues
Net advertising services	696,664	619,260	630,590
Paid services	89,043	72,760	73,105
Total revenues	785,707	692,020	703,695
Cost of revenues
Net advertising services	514,725	423,728	404,061
Paid services	33,780	40,417	30,928
Total cost of revenues	548,505	464,145	434,989
Gross profit
Net advertising services	181,939	195,532	226,529
Paid services	55,263	32,343	42,177
Total gross profit	237,202	227,875	268,706